Debt - Additional Information (Details) ¥ in Thousands	1 Months Ended
	Dec. 31, 2023 CNY (¥) item	May 31, 2023 CNY (¥) item	Dec. 31, 2022 CNY (¥) item	Jun. 30, 2025	Dec. 31, 2024
Short Term And Long Term Debt [Line Items]
Long term debt weighted average interest rate at a point in time				4.20%	4.31%
Third Party Vehicle Loan
Short Term And Long Term Debt [Line Items]
Proceeds from long term loan | ¥	¥ 8,861	¥ 8,861	¥ 1,427
Number of vehicles to be purchased | item	83	83	12
Payable for vehicle purchase | ¥	¥ 9,052	¥ 9,052	¥ 1,737
Term loan number of monthly instalments			48
Long term debt effective rate of interest			10.46%
Number of agreements | item	3	3
Third Party Vehicle Loan | Maximum
Short Term And Long Term Debt [Line Items]
Term loan number of monthly instalments	54	54
Long term debt effective rate of interest	9.99%	9.99%
Third Party Vehicle Loan | Minimum
Short Term And Long Term Debt [Line Items]
Term loan number of monthly instalments	36	36
Long term debt effective rate of interest	5.55%	5.55%